Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplementary Cash Flow Information
Supplementary Cash Flow Information

25.Supplementary Cash Flow Information

Cash, cash equivalents and bank overdrafts as presented in the consolidated statements of cash flows excludes restricted cash and cash equivalents that are amounts primarily required to be maintained on deposit with various regulatory authorities to support the operations of the property and casualty insurance and reinsurance subsidiaries, and at December 31, 2024 included restricted cash of $835.0 held at a depository which was released on January 1, 2025 in connection with the company's investments in Blizzard Vacatia as described in note 5. Cash equivalents are comprised of treasury bills and other eligible bills.

	December 31, 2024
	Unrestricted cash and cash
	equivalents included in the
	consolidated statement						Cash and cash equivalents included on the
	of cash flows			Restricted cash and cash equivalents			consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	146.2	362.0	508.2	155.0	—	155.0	301.2	362.0	663.2
Holding company assets pledged for derivative obligations	—	101.1	101.1	—	—	—	—	101.1	101.1
Subsidiary cash and short term investments	2,411.2	3,010.2	5,421.4	1,000.1	240.6	1,240.7	3,411.3	3,250.8	6,662.1
Fairfax India	55.1	26.7	81.8	—	4.4	4.4	55.1	31.1	86.2
	2,612.5	3,500.0	6,112.5	1,155.1	245.0	1,400.1	3,767.6	3,745.0	7,512.6

	December 31, 2023
	Unrestricted cash and cash equivalents
	included in the consolidated statement						Cash and cash equivalents included on the
	of cash flows			Restricted cash and cash equivalents			consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	81.4	325.4	406.8	—	—	—	81.4	325.4	406.8
Holding company assets pledged for derivative obligations	—	2.5	2.5	—	—	—	—	2.5	2.5
Subsidiary cash and short term investments	2,172.9	2,347.3	4,520.2	188.1	448.9	637.0	2,361.0	2,796.2	5,157.2
Fairfax India	179.4	12.5	191.9	0.2	5.1	5.3	179.6	17.6	197.2
	2,433.7	2,687.7	5,121.4	188.3	454.0	642.3	2,622.0	3,141.7	5,763.7

Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2024	2023
Net (purchases) sales of investments classified at FVTPL
Short term investments	1,267.0	1,592.6
Bonds	(1,888.1)	(5,910.6)
Preferred stocks	(11.3)	(135.1)
Common stocks	(248.5)	(1,000.6)
Net derivatives and other invested assets	365.1	(45.4)
	(515.8)	(5,499.1)

Changes in operating assets and liabilities
Net (increase) decrease in restricted cash and cash equivalents	(733.3)	250.4
Insurance contract receivables	144.2	(282.4)
Reinsurance contract assets held	17.2	(723.0)
Insurance contract payables	(273.8)	(301.5)
Insurance contract liabilities	2,388.4	4,286.1
Other receivables	(36.9)	(270.9)
Accounts payable and accrued liabilities	312.5	541.2
Other	(411.5)	(423.6)
	1,406.8	3,076.3

Net interest and dividends received
Interest and dividends received	2,570.6	1,595.1
Interest paid on borrowings	(508.8)	(428.1)
Interest paid on lease liabilities	(57.3)	(54.8)
	2,004.5	1,112.2

Net income taxes paid	(1,005.6)	(713.9)